CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (9,688)	$ (34,618)	$ (136,392)	$ (98,895)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense - Note 9	4,439	17,020	38,843	54,810
Non-cash gain on fair value adjustment for warrant liabilities - Note 11	(9,493)	0	3,767	0
Write-down of production inventories - Note 4	0	6,965	17,924	18,617
Depreciation and amortization	1,568	1,876	5,886	2,078
Stock-based compensation - Note 15	538	365	2,380	1,102
Accretion - Note 12	102	93	374	422
Phantom share compensation	0	263	225	706
Changes in operating assets and liabilities:
Accounts receivable	412	(754)	(329)	(97)
Production-related inventories	(3,970)	(10,935)	(43,756)	(38,627)
Materials and supplies inventories	167	(332)	(3,891)	(977)
Prepaids and other assets, current and non-current	(1,268)	(1,604)	(2,946)	(507)
Accounts payable	1,800	2,409	372	3,384
Other liabilities, current and non-current	632	254	443	52
Interest payable	0	(447)	(818)	(203)
Net cash used in operating activities	(14,761)	(19,445)	(110,508)	(59,771)
Cash flows used in investing activities:
Additions to plant, equipment, and mine development	(5,082)	(2,090)	(33,439)	(12,296)
Net cash used in investing activities	(5,082)	(2,090)	(31,124)	(12,296)
Cash flows from financing activities:
Repayment of First Lien Agreement - Note 9	0	(632)
Transaction and issuance costs	0	(2,610)	(16,094)	(3,658)
Proceeds from debt issuances, net of debt issuance costs	0	24,900
Net cash provided by financing activities	0	21,658	188,705	68,173
Net (decrease) increase in cash and restricted cash	(19,843)	123	47,073	(3,894)
Cash and restricted cash, beginning of period	96,040	48,967	48,967	52,861
Cash and restricted cash, end of period	76,197	49,090	96,040	48,967
Reconciliation of cash and restricted cash:
Cash	36,497	6,566	56,363	6,220
Restricted cash - current	0	2,929	0	3,270
Restricted cash - non-current	39,700	39,595	39,677	39,477
Total cash and restricted cash	$ 76,197	$ 49,090	$ 48,967	$ 52,861